INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Mar. 31, 2012
Percentage of Ownership of Investments in Affiliated Companies

The Companies’ investments in affiliated companies and percentage of ownership as of March 31, 2012 and 2011 include, among others, the following companies:

	Percentage of Ownership (%)
Name of Investee	2012	2011

Thai Wacoal Public Company Limited	34	34
Shinyoung Wacoal Inc.	25	25
PT. Indonesia Wacoal	42	42
Taiwan Wacoal Co., Ltd.	50	50
House of Rose Co., Ltd.	20	20

Aggregate Values of Carrying Amounts and Fair Values of Investments in Affiliated Companies

Aggregate values of carrying amounts and fair values of investments in affiliated companies which have a quoted market price as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Carrying amount	¥8,552	¥8,766	$103,774
Aggregate value of quoted market price	8,497	7,735	103,106

Summarized Information of Affiliated Companies from Balance Sheets and Statements of Operations

The following tables represent the affiliated companies’ summarized information from the balance sheets as of March 31, 2012 and 2011, and statements of operations for the years ended March 31, 2012, 2011 and 2010.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Current assets	¥32,041	¥31,148	$388,800
Noncurrent assets	26,372	28,646	320,010

Total	¥58,413	¥59,794	$708,810

Current liabilities	¥7,609	¥7,569	$92,331
Long-term liabilities	6,116	6,373	74,214
Equity	44,688	45,852	542,265

Total	¥58,413	¥59,794	$708,810

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Net sales	¥51,690	¥50,833	¥49,130	$627,230
Gross profit	27,765	27,196	25,948	336,913
Income before income taxes	4,753	3,947	3,730	57,675
Net income	3,302	3,039	2,777	40,068